Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	kr 12,849	kr 12,857	kr 16,734
Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,849	2,740
Real estate [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		101
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	358	467
Machinery and other technical assets [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		22
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,771	8,042
Other equipment tools and installations [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		110
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(29,420)	(28,369)	(30,108)
Accumulated depreciation and amortization [member] | Other property, plant and equipment [member] | Adjusted opening balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(30,108)	(30,341)
Accumulated depreciation and amortization [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,703)	(3,529)	(3,528)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,948)	(3,288)	(3,629)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(22,769)	(21,552)	(22,951)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,287)	(1,325)	(358)
Accumulated impairment losses [member] | Other property, plant and equipment [member] | Adjusted opening balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(358)	(125)
Accumulated impairment losses [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(292)	(241)	(144)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(66)	(64)	(25)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	kr (929)	(1,020)	kr (189)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		kr 233